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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                 Report for the Quarter Ended September 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       7025 N. Scottsdale Road, Suite 230, Scottsdale, AZ  85253

13F File Number:    028-05299

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Spalter
Title:      President
Phone:      401-453-3510
Signature, Place, and Date of Signing:

  /S/ Michael Spalter        Providence, Rhode Island      November 7, 2003
  ---------------------      ------------------------      ----------------


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           3

Form 13F Information Table Value Total:           56,487


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----



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
                                                                                                           VOTING AUTHORITY
                                                                                                           ----------------
                     TITLE
                      OF                        VALUE        SHARES/    SH/     PUT/     INVST     OTHER
NAME OF ISSUER       CLASS        CUSIP       (X$1,000)      PRN AMT    PRN     CALL    DSCRETN     MGRS      SOLE    SHARED   NONE
--------------      ------        -----       ---------      -------    ---     ----    -------    -----      ----    ------   ----

ALLSTREAM INC.      CL B        02004C204      26,070        667,600     SH                SOLE             667,600
                    LT VTG
                    SH
BALL CORP           COM         058498106      24,300        450,000     SH                SOLE             450,000
CRONOS GROUP NV     ORD         L20708100       6,117      1,529,136     SH                SOLE           1,529,136